Taxes (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Deferred income tax liabilities, not recognize		$ 13,979	$ 366
Deferred liability, group recognized	$ 11,892
Deferred income tax assets and liabilities, net	$ 1,377
Miniimum [Member]
Statement [Line Items]
Reduction of the corporate tax rate	15.00%
Tax rate applicable to companies	25.00%
Joint Ventures [Member]
Statement [Line Items]
Deferred income tax liabilities, not recognize			$ 300
Argentine Operations Center [Member]
Statement [Line Items]
Deferred income tax assets, not recognize		$ 100
Tax rate applicable to the companies	35.00%	35.00%	34.99%